Fees Summary	May 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,684,730.00
Previously Paid Amount	0.00
Total Fee Amount	564.13
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 564.13
Narrative - Max Aggregate Offering Price	$ 3,684,730.00
Final Prospectus	true